Contracts with Customers - Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 443.8	$ 245.3	$ 307.5
Over time
Disaggregation of Revenue [Line Items]
Revenue	418.6	234.7	288.8
Point in time
Disaggregation of Revenue [Line Items]
Revenue	$ 25.2	$ 10.6	$ 18.7